Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), after tax	$ (2,970)	$ (1,006)	$ (2,767)
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(28,036)	(24,515)	(24,091)
Amortisation of discounting impacting net finance costs	(1,245)	(1,417)	(1,013)
Funding provided during the period	(142)
Samarco dam failure [member]
Disclosure of exceptional items [Line Items]
Exceptional gain (loss), after tax	(650)	(381)	(2,197)
Share of loss	(80)	(134)	(655)
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure	(57)	(82)	(70)
Amortisation of discounting impacting net finance costs	(84)	(127)
Change in estimate	560	60
Exchange translation	(131)	(22)
Impairment			(525)
Other movements	(429)	(38)	(1,200)
Additional share of loss from Samarco			(572)
Provision expense			$ (628)
Funding provided during the period	(80)
Utilisation of the Samarco dam failure provision	(285)	$ (308)
Continuation of reparatory and compensatory programs [member] | Samarco dam failure [member]
Disclosure of exceptional items [Line Items]
Utilisation of the Samarco dam failure provision	(281)
Dam Stabilisation and Expert Costs [member] | Samarco dam failure [member]
Disclosure of exceptional items [Line Items]
Utilisation of the Samarco dam failure provision	$ (4)